Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Consumer Staples Portfolio	Apr. 29, 2023
VIP Consumer Staples Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(0.62%)
Past 5 years	7.09%
Past 10 years	9.96%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1506
Average Annual Return:
Past 1 year	(1.68%)
Past 5 years	8.40%
Past 10 years	10.88%